Associates and Joint Ventures - Summary of After Tax Profits and Losses of Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax losses of joint ventures	£ 33	£ 33	£ 74
Joint ventures [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax losses of joint ventures	(3)	0	(11)
Associates [member]
Disclosure of financial information of associates and joint ventures [line items]
Share of after-tax profits of associates	£ 36	£ 33	£ 85